CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (Unaudited) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Treasury Stock	Non Controlling Interest	Total
Balance at Dec. 31, 2023	$ 19,186	$ 17,818	$ (31,440)	$ (8,117)	$ (1,518)	$ 1,468	$ (2,603)
Balance, shares at Dec. 31, 2023	37,433,333
Net income (loss)	$ 0	0	(4,741)	0	0	0	(4,741)
Translation adjustment	0	0	0	338	0	0	338
Unrealized gains (losses) on derivatives instruments	0	0	0	(123)	0	0	(123)
Dividend to AU10TIX Technologies B.V shareholders	0	0	0	0	0	(170)	(170)
Exercise of options - AU10TIX Technologies B.V	0	2,022	0	0	0	(2,022)	0
Stock-based compensation - AU10TIX Technologies B.V.	0	0	0	0	0	443	443
Balance at Jun. 30, 2024	$ 19,186	19,840	(36,181)	(7,902)	(1,518)	(281)	(6,856)
Balance, shares at Jun. 30, 2024	37,433,333
Net income (loss)	$ 0	0	509	0	0	(10)	499
Reduce of nominal value shares	(18,760)	18,760	0		0	0	0
Translation adjustment	0	0	0	(485)	0	0	(485)
Unrealized gains (losses) on derivatives instruments	0	0	0	20	0	0	20
Stock-based compensation - AU10TIX Technologies B.V.	0	0	0	0	0	415	415
Balance at Dec. 31, 2024	$ 426	38,600	(35,672)	(8,367)	(1,518)	124	$ (6,407)
Balance, shares at Dec. 31, 2024	37,433,333						37,433,333
Net income (loss)	$ 0	0	(8,079)	0	0	(52)	$ (8,131)
Translation adjustment	0	0	0	(267)	0	0	(267)
Unrealized gains (losses) on derivatives instruments	0	0	0	508	0	0	508
Stock-based compensation - AU10TIX Technologies B.V.	0	0	0	0	0	89	89
Balance at Jun. 30, 2025	$ 426	$ 38,600	$ (43,751)	$ (8,126)	$ (1,518)	$ 161	$ (14,208)
Balance, shares at Jun. 30, 2025	37,433,333						37,433,333